Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Schedule of trade and other payables

	As at December 31,
	2019	2018
Trade payables	63,550	42,063
Employee benefits payable	182,386	348,028
Other payables	1,761,358	1,645,271
Subtotal financial liabilities	2,007,294	2,035,362
Other taxes payable	2,571,125	3,243,098
	4,578,419	5,278,460

Schedule of aging analysis of trade payables
	As at December 31,
	2019	2018

Current	52,632	12,456
Past due for less than 4 months	3,959	8,504
Past due for over 4 months	6,959	21,104
	63,550	42,063